Financial Risk Management - Summary of Reconciliation of Level 3 Fair Value of Other Financial Asset Investment in Shares and Participations (Parenthetical) (Detail) kr in Millions	12 Months Ended
Dec. 31, 2023 SEK (kr)
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	kr 186